Patents (Schedule of patents) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	$ 11,877	$ 20,000
Patents, end of period	3,877	11,877
Cost [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	681,288	681,288
Additions	0	0
Writeoffs	0
Patents, end of period	681,288	681,288
Accumulated amortization [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	(669,411)	(661,288)
Additions	8,000	8,123
Writeoffs	0
Patents, end of period	$ (677,411)	$ (669,411)